Multi-Manager Large Cap Growth Strategies Fund
First Quarter Report
June 30, 2026 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Multi-Manager Large Cap Growth Strategies Fund, June 30, 2026 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 97.3%
Issuer	Shares	Value ($)
Communication Services 16.0%
Diversified Telecommunication Services 0.1%
Space Exploration Technologies Corp., Class A(a)	31,571	5,394,221
Entertainment 2.2%
Netflix, Inc.(a)	945,531	67,510,913
Roblox Corp., Class A(a)	1,726	93,860
Walt Disney Co. (The)	316,023	30,417,214
Total		98,021,987
Interactive Media & Services 13.6%
Alphabet, Inc., Class A	671,298	239,901,766
Alphabet, Inc., Class C	540,484	190,969,212
Meta Platforms, Inc., Class A	304,119	171,307,191
Reddit, Inc., Class A(a)	60,848	10,561,996
Total		612,740,165
Media 0.1%
Nexstar Media Group, Inc., Class A	27,632	4,934,799
NIQ Global Intelligence PLC(a)	197,754	1,849,000
Total		6,783,799
Total Communication Services		722,940,172
Consumer Discretionary 10.5%
Automobiles 4.4%
Tesla, Inc.(a)	467,709	196,718,405
Broadline Retail 3.4%
Amazon.com, Inc.(a)	651,134	155,191,278
Diversified Consumer Services 0.1%
H&R Block, Inc.	83,627	3,184,516
Hotels, Restaurants & Leisure 1.7%
Booking Holdings, Inc.	36,170	6,446,941
Carnival Corp., Ltd.	136,110	3,888,663
DoorDash, Inc., Class A(a)	2,676	493,802
Expedia Group, Inc.	48,420	12,389,710
McDonald’s Corp.	26,478	7,157,268
Royal Caribbean Cruises Ltd.	19,775	6,279,156
Starbucks Corp.	209,714	21,430,674
Travel + Leisure Co.	47,474	3,628,438
Viking Holdings Ltd.(a)	19,235	2,013,327
Common Stocks (continued)
Issuer	Shares	Value ($)
Yum China Holdings, Inc.	27,813	1,136,717
Yum! Brands, Inc.	86,049	13,755,793
Total		78,620,489
Specialty Retail 0.6%
AutoZone, Inc.(a)	438	1,399,822
Carvana Co.(a)	19,184	1,262,691
Murphy U.S.A., Inc.	3,512	1,892,511
Ross Stores, Inc.	96,068	20,448,074
Total		25,003,098
Textiles, Apparel & Luxury Goods 0.3%
NIKE, Inc., Class B	178,071	7,309,815
On Holding AG, Class A(a)	22,391	793,089
Ralph Lauren Corp.	15,367	6,168,467
Total		14,271,371
Total Consumer Discretionary		472,989,157
Consumer Staples 2.7%
Beverages 1.7%
Coca-Cola Co. (The)	126,525	10,282,687
Monster Beverage Corp.(a)	698,722	67,161,158
Total		77,443,845
Consumer Staples Distribution & Retail 0.3%
Walmart, Inc.	126,912	14,374,053
Household Products 0.1%
Procter & Gamble Co. (The)	15,615	2,289,784
Personal Care Products 0.2%
Estee Lauder Companies, Inc. (The), Class A	139,007	10,974,603
Tobacco 0.4%
Philip Morris International, Inc.	96,234	17,409,693
Total Consumer Staples		122,491,978
Energy 1.1%
Energy Equipment & Services 0.2%
TechnipFMC PLC	132,700	8,798,010

Multi-Manager Large Cap Growth Strategies Fund  | 2026

Portfolio of Investments  (continued)
Multi-Manager Large Cap Growth Strategies Fund, June 30, 2026 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Oil, Gas & Consumable Fuels 0.9%
Exxon Mobil Corp.	101,215	13,838,115
HF Sinclair Corp.	80,515	5,607,869
Phillips 66	139,060	23,508,093
Total		42,954,077
Total Energy		51,752,087
Financials 6.2%
Banks 1.2%
Bank of America Corp.	29,839	1,700,226
Citigroup, Inc.	141,505	19,805,040
Popular, Inc.	191,638	31,463,127
Total		52,968,393
Capital Markets 2.0%
Charles Schwab Corp. (The)	44,186	4,077,042
FactSet Research Systems, Inc.	32,762	7,537,881
Goldman Sachs Group, Inc. (The)	28,599	28,924,171
Hamilton Lane, Inc., Class A	182,120	14,356,520
Morningstar, Inc.	108,124	16,869,506
SEI Investments Co.	186,619	16,368,352
XP, Inc., Class A	98,839	1,607,122
Total		89,740,594
Consumer Finance 0.4%
Ally Financial, Inc.	367,197	16,872,702
Financial Services 2.6%
Berkshire Hathaway, Inc., Class B(a)	12,983	6,496,564
Block, Inc., Class A(a)	158,071	12,013,396
Chime Financial, Inc., Class A(a)	109,936	2,251,489
MasterCard, Inc., Class A	25,722	13,210,819
Visa, Inc., Class A	246,452	84,555,217
Total		118,527,485
Total Financials		278,109,174
Health Care 8.1%
Biotechnology 3.7%
AbbVie, Inc.	57,963	14,585,809
Alnylam Pharmaceuticals, Inc.(a)	57,928	17,438,066
Amgen, Inc.	6,573	2,380,215
Caris Life Sciences, Inc.(a)	478,018	8,518,281
Exelixis, Inc.(a)	215,921	11,748,262
Common Stocks (continued)
Issuer	Shares	Value ($)
Gilead Sciences, Inc.	70,540	8,912,024
Halozyme Therapeutics, Inc.(a)	108,981	8,529,943
Insmed, Inc.(a)	29,962	3,194,548
Natera, Inc.(a)	59,921	16,265,555
Regeneron Pharmaceuticals, Inc.	42,707	26,629,523
Revolution Medicines, Inc.(a)	14,702	2,753,390
Vertex Pharmaceuticals, Inc.(a)	90,336	44,872,601
Total		165,828,217
Health Care Equipment & Supplies 0.3%
Intuitive Surgical, Inc.(a)	37,959	15,095,535
Health Care Providers & Services 0.1%
HCA Healthcare, Inc.	2,220	865,556
Hims & Hers Health, Inc., Class A(a)	21,244	736,530
McKesson Corp.	857	647,549
Total		2,249,635
Life Sciences Tools & Services 0.5%
Illumina, Inc.(a)	43,253	7,605,175
Thermo Fisher Scientific, Inc.	32,724	16,406,505
Total		24,011,680
Pharmaceuticals 3.5%
Bristol-Myers Squibb Co.	11,599	668,334
Eli Lilly & Co.	63,084	75,664,842
Johnson & Johnson	72,902	18,514,921
Merck & Co., Inc.	71,462	9,182,867
Novartis AG, ADR	124,358	19,489,386
Novo Nordisk A/S, ADR	457,753	21,944,679
Roche Holding AG, ADR	282,926	14,528,250
Total		159,993,279
Total Health Care		367,178,346
Industrials 9.0%
Aerospace & Defense 3.5%
Boeing Co. (The)(a)	325,540	70,469,644
General Electric Co.	66,386	24,810,440
Howmet Aerospace, Inc.	145,017	38,989,271
Rocket Lab Corp.(a)	160,890	16,354,468
RTX Corp.	47,350	8,983,715
Total		159,607,538
Multi-Manager Large Cap Growth Strategies Fund  | 2026

Portfolio of Investments  (continued)
Multi-Manager Large Cap Growth Strategies Fund, June 30, 2026 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Air Freight & Logistics 0.5%
Expeditors International of Washington, Inc.	124,346	20,265,911
Construction & Engineering 0.9%
Comfort Systems U.S.A., Inc.	4,752	9,418,226
Dycom Industries, Inc.(a)	14,340	7,250,161
EMCOR Group, Inc.	3,019	2,505,408
Everus Construction Group, Inc.(a)	12,700	2,107,565
Quanta Services, Inc.	17,046	12,273,802
Sterling Infrastructure, Inc.(a)	10,082	8,462,427
Total		42,017,589
Electrical Equipment 2.2%
Bloom Energy Corp., Class A(a)	25,867	7,829,941
GE Vernova, Inc.	58,619	68,869,118
Powell Industries, Inc.	4,229	1,211,016
Vertiv Holdings Co.	47,680	15,964,218
Vicor Corp.(a)	18,419	6,995,168
Total		100,869,461
Ground Transportation 0.4%
Lyft, Inc., Class A(a)	400,488	5,851,130
Union Pacific Corp.	38,386	10,440,992
XPO, Inc.(a)	4,212	864,681
Total		17,156,803
Industrial Conglomerates 0.2%
3M Co.	50,784	8,222,438
Machinery 1.2%
Caterpillar, Inc.	24,048	25,608,715
Deere & Co.	44,549	28,258,767
Total		53,867,482
Professional Services 0.1%
ExlService Holdings, Inc.(a)	66,175	1,711,286
UL Solutions, Inc., Class A	15,013	1,529,224
Total		3,240,510
Total Industrials		405,247,732
Common Stocks (continued)
Issuer	Shares	Value ($)
Information Technology 43.3%
Communications Equipment 2.1%
Applied Optoelectronics, Inc.(a)	12,002	1,778,216
Arista Networks, Inc.(a)	172,191	29,251,807
Ciena Corp.(a)	62,720	30,767,923
Cisco Systems, Inc.	67,590	7,939,121
Lumentum Holdings, Inc.(a)	13,881	11,910,731
Motorola Solutions, Inc.	25,188	10,460,325
Viavi Solutions, Inc.(a)	50,100	2,392,275
Total		94,500,398
Electronic Equipment, Instruments & Components 2.5%
Advanced Energy Industries, Inc.	34,180	12,744,697
Amphenol Corp., Class A	209,712	36,976,420
Celestica, Inc.(a)	15,858	5,784,998
Corning, Inc.	88,951	22,720,754
Fabrinet(a)	11,035	6,202,553
Jabil, Inc.	33,776	13,019,972
Sanmina Corp.(a)	56,182	14,218,541
TTM Technologies, Inc.(a)	11,294	2,112,204
Total		113,780,139
IT Services 1.8%
Cloudflare, Inc.(a)	696	170,715
DigitalOcean Holdings, Inc.(a)	35,675	5,602,045
International Business Machines Corp.	9,681	2,722,394
MongoDB, Inc.(a)	36,857	12,380,266
Shopify, Inc., Class A(a)	305,559	34,888,727
Snowflake, Inc., Class A(a)	47,332	12,045,994
Twilio, Inc., Class A(a)	71,224	14,695,648
Total		82,505,789
Semiconductors & Semiconductor Equipment 21.0%
Advanced Micro Devices, Inc.(a)	105,957	61,551,481
Analog Devices, Inc.	25,655	10,189,396
Applied Materials, Inc.	11,960	8,647,080
Broadcom, Inc.	382,601	144,527,528
Cerebras Systems, Inc., Class A(a)	2,962	654,602
KLA Corp.	35,990	10,858,543
Lam Research Corp.	96,561	41,842,778
Marvell Technology, Inc.	20,508	6,109,128

Multi-Manager Large Cap Growth Strategies Fund  | 2026

Portfolio of Investments  (continued)
Multi-Manager Large Cap Growth Strategies Fund, June 30, 2026 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Micron Technology, Inc.	40,794	47,088,106
NVIDIA Corp.	2,853,483	570,953,414
Rambus, Inc.(a)	7,289	967,542
Semtech Corp.(a)	9,160	1,482,546
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	45,599	21,776,714
Texas Instruments, Inc.	63,486	18,923,272
Total		945,572,130
Software 8.6%
Adobe, Inc.(a)	3,968	813,519
AppLovin Corp.(a)	4,863	2,505,564
Autodesk, Inc.(a)	142,232	27,652,745
CrowdStrike Holdings, Inc., Class A(a)	17,981	13,722,020
Datadog, Inc., Class A(a)	18,969	4,938,769
Elastic NV(a)	36,502	2,081,344
Gen Digital, Inc.	518,632	12,908,750
Intuit, Inc.	9,182	2,396,502
Microsoft Corp.	524,797	195,759,777
nCino, Inc.(a)	148,985	2,435,905
Oracle Corp.	398,015	58,329,098
Palantir Technologies, Inc., Class A(a)	103,474	12,072,312
Palo Alto Networks, Inc.(a)	33,676	11,484,190
Pegasystems, Inc.	110,796	3,320,556
Rubrik, Inc., Class A(a)	30,340	2,435,695
Salesforce, Inc.	138,744	21,735,635
ServiceNow, Inc.(a)	8,842	877,834
Teradata Corp.(a)	131,372	4,552,040
Workday, Inc., Class A(a)	49,850	6,102,637
Zscaler, Inc.(a)	6,313	891,080
Total		387,015,972
Technology Hardware, Storage & Peripherals 7.3%
Apple, Inc.	783,544	226,726,292
Dell Technologies, Inc.	53,599	23,125,824
Everpure, Inc., Class A(a)	39,266	3,093,768
NetApp, Inc.	35,877	5,552,324
Common Stocks (continued)
Issuer	Shares	Value ($)
Sandisk Corp.(a)	17,779	40,424,646
Super Micro Computer, Inc.(a)	129,299	3,792,340
Western Digital Corp.	42,487	27,137,297
Total		329,852,491
Total Information Technology		1,953,226,919
Materials 0.4%
Metals & Mining 0.4%
Anglogold Ashanti PLC	13,032	1,054,159
Freeport-McMoRan, Inc.	122,423	7,699,182
Southern Copper Corp.	49,018	8,541,877
Total		17,295,218
Total Materials		17,295,218
Total Common Stocks (Cost $3,730,690,332)		4,391,230,783

Exchange-Traded Equity Funds 1.7%
	Shares	Value ($)
U.S. Large Cap 1.7%
Invesco QQQ Trust Series 1 ETF	77,674	57,199,134
Natixis Loomis Sayles Focused Growth ETF(a)	412,285	17,369,567
Total		74,568,701
Total Exchange-Traded Equity Funds (Cost $74,102,540)		74,568,701

Money Market Funds 1.1%

Columbia Short-Term Cash Fund, 3.767%(b),(c)	50,202,619	50,172,497
Total Money Market Funds (Cost $50,176,796)		50,172,497
Total Investments in Securities (Cost: $3,854,969,668)		4,515,971,981
Other Assets & Liabilities, Net		(4,563,160)
Net Assets		4,511,408,821
Multi-Manager Large Cap Growth Strategies Fund  | 2026

Portfolio of Investments  (continued)
Multi-Manager Large Cap Growth Strategies Fund, June 30, 2026 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at June 30, 2026.
(c)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended June 30, 2026 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 3.767%
	71,028,509	234,461,305	(255,318,795)	1,478	50,172,497	(8,754)	463,477	50,202,619
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements included within the most recent financial statements and additional information.

Multi-Manager Large Cap Growth Strategies Fund  | 2026

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1QT345_(08/26)